American Funds® Developing World Growth and
Income Fund
Investment portfolio
August 31, 2024
unaudited

Common stocks 96.83% Financials 24.85%	Shares	Value (000)
Hana Financial Group, Inc.	1,019,473	$47,587
Cholamandalam Investment and Finance Co., Ltd.	2,055,053	35,690
ICICI Bank, Ltd.	1,789,731	26,289
ICICI Bank, Ltd. (ADR)	263,479	7,722
Bank Central Asia Tbk PT	48,808,600	32,625
BDO Unibank, Inc.	11,333,610	30,903
AIA Group, Ltd.	4,260,967	30,393
Nova Ljubljanska Banka dd (GDR)	967,208	25,900
Grupo Financiero Banorte, SAB de CV, Series O	3,584,268	24,790
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	809,268	14,165
Halyk Savings Bank of Kazakhstan OJSC (GDR)	555,923	9,731
360 ONE WAM, Ltd.	1,793,025	22,959
Kotak Mahindra Bank, Ltd.	1,001,447	21,311
Hong Kong Exchanges and Clearing, Ltd.	682,800	20,931
Ping An Insurance (Group) Company of China, Ltd., Class H	3,952,700	18,817
Asia Commercial Joint Stock Bank	17,630,605	18,811
KB Financial Group, Inc.	112,541	7,264
KB Financial Group, Inc. (ADR)	81,239	5,271
Patria Investments, Ltd., Class A	822,214	9,472
Guaranty Trust Holding Co. PLC	307,903,264	8,743
Industrial and Commercial Bank of China, Ltd., Class H	13,647,000	7,840
Discovery, Ltd.	757,257	6,501
HDFC Bank, Ltd.	291,163	5,694
Banco BTG Pactual SA, units	846,531	5,341
Shriram Finance, Ltd.	118,887	4,554
Angel One, Ltd.	113,861	3,526
Nu Holdings, Ltd., Class A2	231,572	3,467
Erste Group Bank AG	57,139	3,147
Akbank TAS	1,752,971	3,009
City Union Bank, Ltd.	1,305,600	2,668
Power Finance Corp., Ltd.	348,531	2,299
Regional, SAB de CV, Class A	236,996	1,501
HDFC Life Insurance Co., Ltd.	12	— [3]
Sberbank of Russia PJSC[4]	17,138,527	— [3]
		468,921
Information technology 19.55%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,887,100	145,925
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	176,670	30,334
E Ink Holdings, Inc.	2,404,100	23,077
Capgemini SE	105,304	21,970
SK hynix, Inc.	159,094	20,814
Coforge, Ltd.	254,239	19,262
HCL Technologies, Ltd.	883,353	18,524
Tokyo Electron, Ltd.	101,900	18,255
MediaTek, Inc.	425,000	16,714
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Samsung Electronics Co., Ltd.	193,939	$10,875
Samsung Electronics Co., Ltd., nonvoting preferred shares	66,546	3,001
Infosys, Ltd.	502,003	11,639
Advantech Co., Ltd.	910,000	9,989
ASML Holding NV	10,862	9,824
LITE-ON Technology Corp.	2,628,000	8,853
		369,056
Communication services 13.27%
Tencent Holdings, Ltd.	1,725,002	83,373
NetEase, Inc. (ADR)	226,320	18,205
NetEase, Inc.	1,003,200	16,187
MTN Group, Ltd.	5,291,711	26,381
Bharti Airtel, Ltd.	1,307,797	24,835
Indus Towers, Ltd.[2]	3,326,089	18,202
TIM SA	4,149,008	13,148
América Móvil, SAB de CV, Class B (ADR)	576,530	9,547
Indosat Tbk PT	13,660,500	9,173
KT Corp.	311,212	9,009
Singapore Telecommunications, Ltd.	3,662,200	8,789
PT Surya Citra Media Tbk	979,872,800	7,735
Telkom Indonesia (Persero) Tbk PT, Class B	29,981,700	5,921
		250,505
Consumer discretionary 9.54%
MakeMyTrip, Ltd.[2]	323,813	31,141
MercadoLibre, Inc.[2]	12,565	25,905
H World Group, Ltd. (ADR)	793,802	24,163
BYD Co., Ltd., Class A	361,786	12,702
BYD Co., Ltd., Class H	262,500	8,052
Shenzhou International Group Holdings, Ltd.	1,714,800	14,101
Maruti Suzuki India, Ltd.	88,691	13,149
Trip.com Group, Ltd. (ADR)[2]	204,016	9,617
Nien Made Enterprise Co., Ltd.	602,000	8,904
Coupang, Inc., Class A2	372,579	8,253
Lojas Renner SA	2,642,878	7,977
Midea Group Co., Ltd., Class A	851,890	7,785
Li Ning Co., Ltd.	1,291,500	2,411
Galaxy Entertainment Group, Ltd.	604,000	2,347
Magazine Luiza SA2	863,437	1,863
China Tourism Group Duty Free Corp., Ltd., Class A	102,090	881
Mitra Adiperkasa Tbk PT	7,545,600	730
		179,981
Consumer staples 8.04%
Godrej Consumer Products, Ltd.	1,335,636	23,601
Varun Beverages, Ltd.	1,085,559	19,452
United Spirits, Ltd.	974,557	17,165
KT&G Corp.	131,512	10,675
Kweichow Moutai Co., Ltd., Class A	50,673	10,305
Sumber Alfaria Trijaya Tbk PT	50,718,300	9,521
Chongqing Brewery Co., Ltd., Class A	1,180,300	9,247
Unilever PLC	139,343	9,011
Philip Morris International, Inc.	69,029	8,511
ITC, Ltd.	1,369,922	8,217
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Fomento Económico Mexicano, SAB de CV	727,825	$7,445
Indofood CBP Sukses Makmur Tbk PT	6,462,100	4,800
First Pacific Co., Ltd.	8,525,500	4,552
Carlsberg A/S, Class B	31,300	3,683
Tsingtao Brewery Co., Ltd., Class H	624,000	3,621
JD Health International, Inc.[2]	652,650	1,956
		151,762
Industrials 7.90%
CCR SA, ordinary nominative shares	9,105,689	21,407
Jiangsu Hengli Hydraulic Co., Ltd., Class A	2,452,221	17,654
Contemporary Amperex Technology Co., Ltd., Class A	575,211	14,930
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	1,808,035	14,475
Shenzhen Inovance Technology Co., Ltd., Class A	2,307,125	14,087
Larsen & Toubro, Ltd.	277,528	12,321
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	657,349	11,641
AirTAC International Group	361,700	9,874
SM Investments Corp.	611,110	9,659
International Container Terminal Services, Inc.	1,171,010	8,271
Airbus SE, non-registered shares	30,994	4,777
Rumo SA	1,122,228	4,351
Haitian International Holdings, Ltd.	1,463,000	4,080
Wizz Air Holdings PLC[2]	93,457	1,645
		149,172
Health care 5.19%
Rede D’Or Sao Luiz SA	5,614,122	31,806
BeiGene, Ltd. (ADR)[2]	65,075	12,480
BeiGene, Ltd.[2]	234,946	3,502
Max Healthcare Institute, Ltd.	1,527,490	15,738
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,436,669	15,168
Innovent Biologics, Inc.[2]	1,743,000	9,509
Hypera SA, ordinary nominative shares	1,074,992	5,444
Legend Biotech Corp. (ADR)[2]	41,654	2,397
Mankind Pharma, Ltd.[2]	65,573	1,947
		97,991
Materials 3.73%
Barrick Gold Corp.	1,296,348	26,173
Freeport-McMoRan, Inc.	455,306	20,161
Anhui Conch Cement Co., Ltd., Class H	4,813,500	10,406
Loma Negra Compania Industrial Argentina SA (ADR)[2]	636,189	4,510
Glencore PLC	594,213	3,149
Fresnillo PLC	390,029	2,796
Vale SA (ADR), ordinary nominative shares	170,875	1,798
First Quantum Minerals, Ltd.[2]	108,852	1,371
Alrosa PJSC[4]	9,682,504	— [3]
		70,364
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Energy 2.89%	Shares	Value (000)
TotalEnergies SE	579,914	$40,034
INPEX Corp.	501,700	7,521
AKR Corporindo Tbk PT	72,058,600	6,973
Rosneft Oil Co. PJSC[4]	705,296	— [3]
		54,528
Real estate 1.23%
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	300,382	8,266
Corp. Inmobiliaria Vesta, SAB de CV	1,983,518	5,439
Prologis Property Mexico, SA de CV, REIT	2,978,652	9,488
		23,193
Utilities 0.64%
Power Grid Corporation of India, Ltd.	1,763,924	7,111
ENN Energy Holdings, Ltd.	750,745	4,878
		11,989
Total common stocks (cost: $1,561,729,000)		1,827,462
Bonds, notes & other debt instruments 0.37% Corporate bonds, notes & loans 0.37% Energy 0.37%	Principal amount (000)
Borr IHC, Ltd. 10.00% 11/15/2028[1]	USD6,667	7,002
Total bonds, notes & other debt instruments (cost: $6,921,000)		7,002
Short-term securities 3.61% Money market investments 3.61%	Shares
Capital Group Central Cash Fund 5.30%[5,6]	680,374	68,058
Total short-term securities (cost: $68,040,000)		68,058
Total investment securities 100.81% (cost: $1,636,690,000)		1,902,522
Other assets less liabilities (0.81)%		(15,201)
Net assets 100.00%		$1,887,321
Investments in affiliates6

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.61%
Money market investments 3.61%
Capital Group Central Cash Fund 5.30%[5]	$43,033	$438,378	$413,392	$21	$18	$68,058	$2,565

American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,167,000, which represented 1.12% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	Value determined using significant unobservable inputs.
[5]	Rate represents the seven-day yield at 8/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$57,564	$411,357	$— *	$468,921
Information technology	30,334	338,722	—	369,056
Communication services	40,900	209,605	—	250,505
Consumer discretionary	108,919	71,062	—	179,981
Consumer staples	15,956	135,806	—	151,762
Industrials	51,874	97,298	—	149,172
Health care	52,127	45,864	—	97,991
Materials	54,013	16,351	— *	70,364
Energy	—	54,528	— *	54,528
Real estate	23,193	—	—	23,193
Utilities	—	11,989	—	11,989
Bonds, notes & other debt instruments	—	7,002	—	7,002
Short-term securities	68,058	—	—	68,058
Total	$502,938	$1,399,584	$— *	$1,902,522
*
Amount less than one thousand.
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-100-1024
American Funds Developing World Growth and Income Fund — Page 7 of 7